TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Transactions With Related Parties
TRANSACTIONS WITH RELATED PARTIES

39)	TRANSACTIONS WITH RELATED PARTIES

The Company has a policy for transactions with related parties. The transactions are carried out under conditions and at rates consistent with those entered into with third parties at that time. The transactions are as follows:

	R$ thousands
	Shareholders of the parent (1)		Associates and jointly controlled companies (2)		Key Management Personnel (3)		Total
	On December 31, 2023	On December 31, 2022	On December 31, 2023	On December 31, 2022	On December 31, 2023	On December 31, 2022	On December 31, 2023	On December 31, 2022
Assets
Loans and advances to banks	-	-	-	500,259	-	-	-	500,259
Securities and derivative financial instruments	-	87,464	597,902	245,323	-	-	597,902	332,787
Loans and other assets	13	11	3,535,976	709,437	188,985	205,947	3,724,974	915,395
Liabilities
Customer and financial institution resources	3,730,162	3,386,794	971,846	674,112	521,191	559,901	5,223,199	4,620,807
Securities and subordinated debt securities	19,045,768	17,095,011	-	-	1,324,020	940,719	20,369,788	18,035,730
Other liabilities (4)	2,298,873	1,920,329	13,392,843	15,019,045	1,801	39,826	15,693,517	16,979,200

	Year ended on December 31 - R$ thousands
	Shareholders of the parent (1)		Associates and jointly controlled companies (2)		Key Management Personnel (3)		Total
	2023	2022	2023	2022	2023	2022	2023	2022
Revenues and expenses
Net interest income	(3,167,555)	(2,487,455)	(143,695)	(33,395)	(196,264)	(152,757)	(3,507,514)	(2,673,607)
Income from services provided	163	166	250,554	180,582	140	35	250,857	180,783
Other expenses net of other operating revenues	90,378	67,354	(2,204,598)	(1,950,587)	(26,865)	(398,562)	(2,141,085)	(2,281,795)
(1)	Cidade de Deus Cia. Coml. de Participações, Fundação Bradesco, NCF Participações S.A., BBD Participações S.A., Nova Cidade de Deus Participações S.A. and NCD Participações Ltda.;
(2)	Companies listed in Note 13;
(3)	Members of the Board of Directors and the Board of Executive Officers; and
(4)	It includes interest on equity.

a)	Remuneration of key management personnel

The following is established each year at the Annual Shareholders’ Meeting:

•	The annual total amount of management compensation, set forth at the Board of Directors’ Meeting, to be paid to Board members and members of the Board of Executive Officers, as determined by the Company’s Bylaws; and

•	The amount allocated to finance Management Pension Plans, within the Employee and Management pension plan of the Bradesco Company.

For 2023, the maximum amount of R$657,102 thousand was determined for the remuneration of the Directors, and part of this refers to the social security contribution to the INSS, which is an obligation of the Company, and R$613,600 thousand to cover supplementary pension plan defined contributions.

The current policy on Management compensation sets forth that 50% of net variable compensation, if any, must be allocated to the acquisition of PNB (class B preferred shares) shares issued by BBD Participações S.A. and/or PN (preferred shares) shares issued by Banco Bradesco S.A., which vest in three equal, annual and successive installments, the first of which is in the year following the payment date. This procedure complies with CMN Resolution No. 3,921/10, which sets forth a Management compensation policy for financial institutions.

Short-term benefits for Management

	R$ thousands
	Year ended December 31
	2023	2022	2021
Salaries	647,189	747,558	505,462
Total	647,189	747,558	505,462

Post-employment benefits

	R$ thousands
	Year ended December 31
	2023	2022	2021
Defined contribution pension plans	613,100	554,872	516,118
Total	613,100	554,872	516,118

The Company has no long-term benefits for the termination of employment contracts or for remuneration based on shares for its key Management personnel.

b)	Equity participation

The members of the Board of Directors and the Board of the Executive Officers had, together directly, the following shareholding in Bradesco:

Direct ownership	On December 31, 2023	On December 31, 2022

Common shares	0.33%	0.34%
Preferred shares	0.83%	0.83%
Total shares (1)	0.58%	0.58%
(1)	On December 31, 2023, direct and indirect shareholding of the members of the Board of Directors and the Board of Executive Officers in Bradesco totaled 1.63% of common shares, 0.85% of preferred shares and 1.24% of all shares (on December 31, 2022 – 2.62% of common shares, 0.87% of preferred shares and 1.75% of all shares).